Summary of Significant Accounting Policies Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-cash foreign currency (gain) loss on debt	$ (30,912)	$ (14,771)	$ 81,608
(Gain) loss on other transactions	1,826	115	(592)
(Gain) loss on foreign currency	29,086	14,656	(81,016)
Depreciation and amortization	152,500	131,200	125,500
Self-insurance reserves	25,107	27,063
Advertising expense	63,900	60,800	58,700
Effective income tax rate reconciliation, share-based compensation, excess tax benefit, Amount	1,400
Payments related to tax withholding for equity compensation	$ (4,173)	$ (920)	$ (3,733)
Minimum [Member]
Finite-lived intangible asset, useful life	4 years
Maximum [Member]
Finite-lived intangible asset, useful life	20 years